Note 19 - Financial Instruments (Details) - Estimated of Fair Values for Other Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Estimated of Fair Values for Other Financial Instruments [Abstract]
Other receivables	$ 6,845	$ 7,455
Other receivables	6,845	7,455
Long-term debt	493,348	372,794
Long-term debt	$ 513,128	$ 386,952